3. ACCOUNTS RECEIVABLE, AND DEFERRED REVENUE (Details-Accounts Receivable) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Accounts receivable	$ 1,290,702	$ 5,946
Less: Allowance for doubtful accounts	0	0
Accounts receivable, Net	$ 1,290,702	$ 5,946